ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Advances to suppliers - current	¥ 2,033,468,362			¥ 2,529,898,199
Provision for advances to suppliers	(7,524,746)			(7,524,746)
Advances to suppliers, net	2,025,943,616		$ 298,389,245	¥ 2,522,373,453
Provision for advance to suppliers	¥ 0	¥ 0